Related and Interested Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Schedule of benefits to key management personnel

For the year ended December 31
2022	2021
$ millions	$ millions

Short-term benefits	14	12
Post-employment benefits	1	1
Share-based payments	12	5
Total *	27	18
* To interested parties employed by the Company	7	3
* To interested parties not employed by the Company	1	1

Schedule of transactions with related and interested parties

For the year ended December 31
2022	2021	2020
$ millions	$ millions	$ millions

Sales	7	7	3
Cost of sales	13	6	3
Selling, transport and marketing expenses	15	13	7
Financing income, net	-	(2)	(1)
General and administrative expenses	1	1	1
Management fees to the parent company	1	1	1

Schedule of balances with interested parties
As of December 31
2022	2021
$ millions	$ millions

Other current assets	34	40

Other current liabilities	2	4